Income taxes - CIT Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
CIT tax rate	25.00%	25.00%	25.00%
CIT at rate of 25%	$ 21,451,790	$ (62,360,316)	$ (105,135,661)
Tax effect of non-taxable income	(7,508,336)	(20,815,682)	(3,729,808)
Tax effect of non-deductible expenses	(3,025,167)	8,849,339	55,981,806
Unrecognized tax benefits	(12,673,506)
LAT expense	70,422,049	26,862,350	39,101,310
CIT benefit of LAT	(17,605,512)	(6,715,587)	(9,775,327)
Changes in valuation allowance	24,493,566	31,860,999	13,925,825
International rate differences	(18,620,948)	42,918,080	14,983,887
Dividend and interest withholding taxes	(321,096)	889,259	(17,148,376)
Adjustment of estimated income tax accruals	(1,315,644)	(8,220,977)	3,085,497
Others	(21,745)	(4,026,003)	1,430,320
Income tax expense/(benefit)	$ 55,275,451	$ 9,241,462	$ (7,280,528)